Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous equity [abstract]
Legal reserve	₩ 782,756	₩ 782,249
Voluntary reserves	4,651,362	4,651,362
Unappropriated retained earnings	7,853,272	6,721,809
Total	₩ 13,287,390	₩ 12,155,420